Allspring Funds Management, LLC
1415 Vantage Park Drive, 3rd Floor
Charlotte, NC 28203

February 3, 2025

Via EDGAR

EDGAR Operations Branch
Division of Investment Management
Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC 20549

Re: Allspring Funds Trust (the “Trust”)
Post-Effective Amendment No. 841 to Registration Statement
No. 333-74295/811-09253

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Act”), the Trust hereby certifies that (i) for the Funds listed in Exhibit A, the form of Multi-Asset Funds Prospectus that the Trust would have filed under Rule 497(c) under the Act would not have differed from the Prospectus contained in the Trust’s recent post-effective amendment (Post-Effective Amendment No. 841 to Registration Statement No. 333-74295/811-09253) (the “Amendment”); and (ii) the text of the Amendment was filed electronically via EDGAR on January 23, 2025.

If you have any questions, please contact me at 857-990-1101.

Sincerely,

/s/ Maureen Towle

Maureen Towle

Senior Counsel

Exhibit A

Allspring Diversified Capital Builder Fund
Allspring Diversified Income Builder Fund
Allspring Index Asset Allocation Fund